Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Emerging Markets Managed Volatility Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI Emerging MarketsSM Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	1.25%	[1]	7.22%	[1]	4.39%	[1]	Dec. 17, 2014	[1]	18.31%	12.81%	8.34%	6.58%	[2]	8.22%	[2]	5.05%	[2]	Dec. 17, 2014	[2]	18.31%	12.81%	8.34%	7.59%	8.59%	5.46%	Dec. 17, 2014	18.31%	12.81%	8.34%	7.69%	8.79%	5.70%	Dec. 17, 2014	7.52%	7.95%	4.93%	Dec. 17, 2014	4.93%	6.86%	4.37%	Dec. 17, 2014	18.31%	12.81%	8.34%	7.83%	6.37%	2.25%	Dec. 17, 2014	18.31%	12.81%	8.34%	7.53%	8.69%	5.59%	Dec. 17, 2014	18.31%	12.81%	8.34%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.